Earnings per share-Summary of earning per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
(Loss)/profit attributable to equity holders of the parent	£ (34,196)	£ 12,725	£ (163,628)
Weighted average number of ordinary shares	603,196,403	527,818,648	338,953,141
(Loss)/profit per share – basic (£)	£ (0.06)	£ 0.02	£ (0.48)
Effect of dilutive ordinary shares		£ (38,523)
Numerator – Diluted earnings per share	£ (34,196)	£ (25,798)	£ (163,628)
Number of ordinary shares used for basic earnings per share	603,196,403	527,818,648	338,953,141
Weighted average effect of dilutive ordinary shares		27,457,163
Weighted average number of diluted ordinary shares outstanding	603,196,403	555,275,811	338,953,141
Loss per share – diluted (£)	£ (0.06)	£ (0.05)	£ (0.48)